Inventories	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Inventories	Inventories

	December 31, 2024	December 31, 2023
Repair parts	$48,822	$41,358
Tires and track frames	6,223	6,478
Fuel and lubricants	2,612	1,941
Parts and supplies	57,657	49,777
Parts, supplies and components for equipment rebuilds	15,397	13,898
Customer rebuild work in process	1,027	1,287
	$74,081	$64,962